OTHER LIABILITIES - Summary of Other Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Warranty and campaign programs	$ 484	$ 501	$ 526	$ 526	$ 499	$ 507
Marketing and sales incentive programs	1,351		1,325
Tax payables	446		671
Accrued expenses and deferred income	493		559
Accrued employee benefits	416		544
Lease liabilities	227		196
Legal reserves and other provisions	208		187
Contract reserve	11		12
Contract liabilities	26		20
Restructuring reserve	26		29
Other	602		692
Total	$ 4,290		$ 4,761